UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 15.8%
US Treasury Obligations
US Treasury Bills:
1.64% *, 10/23/2008	50,000,000	49,740,333
1.92% *, 11/20/2008	80,000,000	79,394,133
1.99% *, 11/28/2008	80,000,000	79,336,667
2.13% *, 12/11/2008	80,000,000	79,228,467
2.2% *, 6/4/2009	30,000,000	29,380,333
2.285% *, 7/10/2008	50,000,000	49,971,438
2.37% *, 6/4/2009	30,000,000	29,332,450
US Treasury Notes:
4.5%, 3/31/2009	30,000,000	30,565,443
4.625%, 9/30/2008	50,000,000	50,162,227

Total Government & Agency Obligations (Cost $477,111,491)		477,111,491

	Repurchase Agreements 84.2%
BNP Paribas, 1.6%, dated 6/30/2008, to be repurchased at $200,008,889 on 7/1/2008 (a)				200,000,000	200,000,000
JPMorgan Securities, Inc., 1.6%, dated 6/30/2008, to be repurchased at $680,030,222 on 7/1/2008 (b)				680,000,000	680,000,000
Lehman Brothers, Inc., 0.7%, dated 6/30/2008, to be repurchased at $575,011,181 on 7/1/2008 (c)				575,000,000	575,000,000
Merrill Lynch Government Securities, Inc., 1.45%, dated 6/30/2008, to be repurchased at $689,940,291 on 7/1/2008 (d)				689,912,503	689,912,503
The Goldman Sachs Co., Inc., 1.25%, dated 6/30/2008, to be repurchased at $400,013,889 on 7/1/2008 (e)				400,000,000	400,000,000

Total Repurchase Agreements (Cost $2,544,912,503)					2,544,912,503
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,022,023,994) †				100.0	3,022,023,994
Other Assets and Liabilities, Net				0.0	(588,194)

Net Assets				100.0	3,021,435,800

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,022,023,994.
(a)	Collateralized by $145,278,500 US Treasury Bonds, with various coupon rates from 6.75-11.25%, with various maturities of 2/15/2015-8/15/2026 with a value of $204,000,054.
(b)	Collateralized by $1,273,881,800 US Treasury STRIPS, with various maturities of 8/15/2020-11/15/2022 with a value of $693,601,272.
(c)	Collateralized by $571,566,000 US Treasury Notes, 4.5%, with various maturities of 3/31/2009-4/30/2009 with a value of $586,501,079.
(d)	Collateralized by $684,393,000 US Treasury Notes, with various coupon rates from 3.125-4.875%, with various maturities of 11/30/2009-2/15/2012 with a value of $703,711,977.
(e)	Collateralized by:
	Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
	148,938,000	US Treasury Bond	7.5	11/15/2024	201,810,990
	195,310,700	US Treasury Notes	4.75-4.875	5/31/2009-8/15/2017	206,189,036
	Total Collateral Value				408,000,026

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and accordingly, the inputs used to determine fair value are not quoted prices in an active market.

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	3,022,023,994
Observable Inputs
Level 3 - Significant	-

Unobservable Inputs
Total	$ 3,022,023,994

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008